Accumulated Other Comprehensive Income (Loss) (Detail) (USD $) In Millions, unless otherwise specified	3 Months Ended	4 Months Ended	12 Months Ended		3 Months Ended	4 Months Ended	8 Months Ended	12 Months Ended		3 Months Ended	8 Months Ended	3 Months Ended	8 Months Ended
	Mar. 31, 2012 TransUnion Corp-Predecessor	Apr. 30, 2012 TransUnion Corp-Predecessor	Dec. 31, 2011 TransUnion Corp-Predecessor	Dec. 31, 2010 TransUnion Corp-Predecessor	Mar. 31, 2012 TransUnion Corp-Predecessor Parent TransUnion Corp.	Apr. 30, 2012 TransUnion Corp-Predecessor Parent TransUnion Corp.	Dec. 31, 2012 TransUnion Corp-Predecessor Parent TransUnion Corp.	Dec. 31, 2011 TransUnion Corp-Predecessor Parent TransUnion Corp.	Dec. 31, 2010 TransUnion Corp-Predecessor Parent TransUnion Corp.	Mar. 31, 2013 TransUnion Corp-Successor	Dec. 31, 2012 TransUnion Corp-Successor	Mar. 31, 2013 TransUnion Corp-Successor Parent TransUnion Corp.	Dec. 31, 2012 TransUnion Corp-Successor Parent TransUnion Corp.
Schedule of Accumulated Other Comprehensive Income (Loss) [Line Items]
Foreign currency translation adjustment balance					$ (3.6)	$ (3.6)	$ (1.4)	$ 9.3				$ (20.7)
Foreign currency translation adjustment													(20.7)
Other comprehensive income (loss) purchase accounting adjustment							1.4
Foreign currency translation adjustment	5.4	2.5	(14.5)	9.4	4.6	2.2	1.4	(12.9)	8.6	(17.4)	(22.7)	(16.5)	(20.7)
Foreign currency translation adjustment balance						(1.4)		(3.6)	9.3				(20.7)
Accumulated other comprehensive income (loss), total	(3.6)	(3.6)			(3.6)	(3.6)	(1.4)	9.3		(24.4)		(24.4)
Net unrealized loss on hedges				(1.1)					(1.1)	0.2	(3.7)	0.2	(3.7)
Net unrealized gain/(loss) on hedges change											(3.7)
Total other comprehensive income (loss), net of tax	5.4	2.5	(14.5)	8.3	4.6	2.2		(12.9)	7.5	(17.2)	(26.4)	(16.3)	(24.4)
Accumulated other comprehensive income (loss), total			$ (3.6)			$ (1.4)		$ (3.6)	$ 9.3	$ (40.7)	$ (24.4)		$ (24.4)